Class K [Member] Expense Example - Class K - BLACKROCK MANAGED INCOME FUND - CLASS K SHARES	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	$ 742